CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Limited partners’ equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Total limited partners’ equity	Preferred limited partners’ equity	Preferred equity	Perpetual subordinated notes	BEPC exchangeable shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2019	$ 20,480	$ (1,114)	$ (700)	$ 6,422	$ (9)	$ (32)	$ 12	$ 4,579	$ 833	$ 597		$ 0	$ 11,086	$ 68	$ 3,317
Net income (loss)	(45)	(184)						(184)	54	25		(49)	180	62	(133)
Other comprehensive income (loss)	2,274		(249)	827		(6)	5	577		12		152	1,112	8	413
Capital contributions	(520)												(520)
Issuance of perpetual subordinated notes	195								195
Return of capital	(147)												(147)
Distribution reinvestment plan	(15)	17		(17)									(15)
Disposals	(1,415)	(349)						(349)	(54)	(25)		(116)	(551)	(70)	(250)
Distributions or dividends declared	6	6						6
Special distribution/TerraForm Power acquisition	0	634	280	(1,465)	2	1	(13)	(561)				2,134	(1,101)	(10)	(462)
Other	(86)	2	(51)	(172)	1	(2)	(1)	(223)				287	16	(2)	(164)
Change in year	1,287	126	(20)	(827)	3	(7)	(9)	(734)	195	12		2,408	14	(12)	(596)
Ending balance at Dec. 31, 2020	21,767	(988)	(720)	5,595	(6)	(39)	3	3,845	1,028	609		2,408	11,100	56	2,721
Net income (loss)	(66)	(191)						(191)	55	26	$ 12	(119)	209	77	(135)
Other comprehensive income (loss)	2,766		(116)	938	7	(11)	1	819		4		513	839	12	579
Capital contributions	1,121												1,121
Redemption of Preferred LP Units	147								147
Issuance of perpetual subordinated notes	592										592
Return of capital	0												0
Disposals	(395)	38		(38)									(395)
Distributions or dividends declared	(1,769)	(335)						(335)	(55)	(26)	(12)	(209)	(810)	(85)	(237)
Distribution reinvestment plan	9	9						9
Other	118	(49)	(6)	(1)	(1)	2		(55)				(31)	239	(1)	(34)
Change in year	2,229	(528)	(122)	899	6	(9)	1	247	(147)	4	592	154	1,203	3	173
Ending balance at Dec. 31, 2021	23,996	(1,516)	(842)	6,494	0	(48)	4	4,092	881	613	592	2,562	12,303	59	2,894
Net income (loss)	138	(166)						(166)	44	26	29	(104)	334	92	(117)
Other comprehensive income (loss)	2,490		(1)	480	4	67	(3)	547		(42)		342	1,248	8	387
Issuance of perpetual subordinated notes	115								115
Capital contributions	2,131												2,131
Redemption of Preferred LP Units	(236)								(236)
Disposals	(75)	14		(14)									(75)
Distributions or dividends declared	(2,299)	(355)						(355)	(44)	(26)	(29)	(220)	(1,275)	(100)	(250)
Distribution reinvestment plan	9	9						9
Other	17	116	(2)	(143)		(2)		(31)				(19)	89		(22)
Change in year	2,290	(382)	(3)	323	4	65	(3)	4	(121)	(42)	0	(1)	2,452	0	(2)
Ending balance at Dec. 31, 2022	$ 26,286	$ (1,898)	$ (845)	$ 6,817	$ 4	$ 17	$ 1	$ 4,096	$ 760	$ 571	$ 592	$ 2,561	$ 14,755	$ 59	$ 2,892